Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000017646
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Value Equity Fund, Institutional Class Shares
Accumulated Value		$ 100,000		$ 103,709	$ 129,575	$ 127,605	$ 136,984	$ 118,872	$ 178,957	$ 171,791	$ 171,055	$ 223,696	$ 250,795
C000142889
Account Value [Line Items]
Line Graph and Table Measure Name			LSV Value Equity Fund, Investor Class Shares
Accumulated Value		10,000		10,343	12,897	12,667	13,567	11,745	17,635	16,884	16,774	21,875	24,472
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Index (USD) (TR)
Accumulated Value		100,000		104,255	128,931	137,928	157,448	174,556	250,507	209,479	229,346	316,655	383,583
Russell 1000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000 Index (USD) (TR)
Accumulated Value		10,000		10,426	12,893	13,793	15,745	17,456	25,051	20,948	22,935	31,665	38,358
Russell 1000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]		Russell 1000 Value Benchmark Index (USD) (TR)
Accumulated Value		100,000		106,371	125,284	129,087	143,561	132,700	190,766	177,418	177,655	232,686	258,627
Russell 1000 Value Benchmark Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]		Russell 1000 Value Benchmark Index (USD) (TR)
Accumulated Value		$ 10,000		$ 10,637	$ 12,528	$ 12,909	$ 14,356	$ 13,270	$ 19,077	$ 17,742	$ 17,766	$ 23,269	$ 25,863

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.